Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
14.	Leases

Patni acquires certain vehicles under capital lease for a non-cancelable period of up to 4 years. The gross amount recorded in property and equipment for such capital leases and the related accumulated depreciation amounted to $0.4 million and $0.2 million as of December 31, 2011, respectively, and $0.4 million and $0.2 million as of December 31, 2010, respectively. The depreciation expense in respect of these assets aggregated 0.05 million, $0.02 million, $0.1 million and $0.2 million for the period from May 16, 2011 through December 31, 2011, for the period from January 1, 2011 through May 15, 2011 and the years ended December 31, 2010 and 2009, respectively.

Patni has operating lease agreements, primarily for leasing office and residential premises that expire over the next 1 to 10 years. Certain of these agreements (a) provide for cancellation by either party with a notice period ranging from 30 days to 120 days, after the initial lock-in period, if any, (b) contain a clause for renewal of the lease agreements, and (c) require the Company to pay certain executory costs such as taxes, maintenance and insurance.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future capital lease payments as of December 31, 2011 are as follows (dollars in thousands):

	Capital leases	Operating leases
2012	$99	$2,156
2013	86	2,226
2014	68	1,081
2015	23	534
beyond 2015	4	199

Total minimum lease payments	280	$6,196

Less: Amount representing interest	(54)

Present value of net minimum capital lease payments	226
Less: Current installments of obligations under capital leases	(72)

Obligations under capital leases, excluding current installments	$154

Rental expense for all operating leases for the period from May 16, 2011 through December 31, 2011, for the period from January 1, 2011 through May 15, 2011 and the years ended December 31, 2010 and 2009 was $5.7 million, $3.8 million, $11.1 million and $12.4 million, respectively.